Stockholders' Equity (Details) $ / shares in Units, $ in Millions					6 Months Ended		12 Months Ended
	Mar. 16, 2021 shares	Feb. 12, 2021 shares	May 10, 2019 shares	Sep. 14, 2018 shares	Jun. 30, 2021 director shares	Jun. 30, 2020 director	Dec. 31, 2021 shares	Dec. 31, 2020 shares	May 10, 2021 $ / shares	Oct. 12, 2020 USD ($) shares	Aug. 02, 2019 shares
Stock Based Compensation
Dividend declared per share | $ / shares									$ 0.50
Number of shares authorized to be repurchased										4,339,271
Aggregate purchase price | $										$ 31.1
Number of directors who elected to receive their compensation in shares | director					0	0
Maximum number of shares that may be granted											1,000,000
RBS
Stock Based Compensation
Number of shares authorized to be repurchased										2,517,013
Sphinx Investment Corp
Stock Based Compensation
Number of shares authorized to be repurchased										1,822,258
Restricted stock
Stock Based Compensation
Shares issued and outstanding					245,148			215,562
Restricted stock | Executive officers and Board of Directors members
Stock Based Compensation
Shares vested		110,000
Shares granted		110,000
Executive officers | Restricted stock
Stock Based Compensation
Shares granted			35,714	298,774
Vesting on December 31, 2019 | Restricted stock
Stock Based Compensation
Vesting period				1 year 3 months 15 days
Vesting on December 31, 2021 | Restricted stock
Stock Based Compensation
Vesting period				3 years 3 months 15 days
Manager's employees | Restricted stock
Stock Based Compensation
Shares vested	10,000
Shares granted	40,000		137,944
Forfeiture of shares			4,168					714
Manager's employees | Vesting on December 31, 2019 | Restricted stock
Stock Based Compensation
Shares vested			66,888	149,386
Manager's employees | Vesting on December 31, 2021 | Restricted stock
Stock Based Compensation
Shares vested	10,000		65,760	149,388
Vesting period	9 months 15 days
Manager's employees | Vesting on December 31, 2022 | Restricted stock
Stock Based Compensation
Shares vested	20,000
Vesting period	1 year 9 months 15 days
Forecast | Manager's employees | Restricted stock
Stock Based Compensation
Forfeiture of shares							414